UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Alkeon Capital Management, LLC

Address:  350 Madison Avenue
          New York, New York 10017


13F File Number: 028-10451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Greg Jakubowsky
Title:  Compliance Officer
Phone:  (212) 389-8710

Signature, Place and Date of Signing:

/s/ Greg Jakubowsky              New York, New York         February 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:      84

Form 13F Information Table Value Total: $    2,171,015
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                   Name

1           028-10748                         Oppenheimer Asset Management Inc.
----        -------------------              --------------------------------

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2         COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MNGRS  SOLE     SHARED  NONE
APPLE COMPUTER INC             COM               037833100      15,783    79,680 SH         SOLE                  79,680
APPLE COMPUTER INC             COM               037833100      69,984   353,310 SH         SHARED-OTHER  1      353,310
APPLE COMPUTER INC             COM               037833100      41,518   209,600 SH   CALL  SOLE                 209,600
APPLE COMPUTER INC             COM               037833100     275,410 1,390,400 SH   CALL  SHARED-OTHER  1    1,390,400
ARM HLDGS PLC                  SPONSORED ADR     042068106       7,686 1,038,595 SH         SOLE               1,038,595
ARM HLDGS PLC                  SPONSORED ADR     042068106      29,830 4,031,148 SH         SHARED-OTHER  1    4,031,148
ABB LTD                        SPONSORED ADR     000375204       1,411    48,990 SH         SOLE                  48,990
ABB LTD                        SPONSORED ADR     000375204       9,772   339,320 SH         SHARED-OTHER  1      339,320
AIRMEDIA GROUP INC             SPONSORED ADR     009411109       6,407   286,261 SH         SOLE                 286,261
AIRMEDIA GROUP INC             SPONSORED ADR     009411109      27,768 1,240,739 SH         SHARED-OTHER  1    1,240,739
CARMAX INC                     COM               143130102         517    26,200 SH   PUT   SOLE                  26,200
CARMAX INC                     COM               143130102       3,433   173,800 SH   PUT   SHARED-OTHER         173,800
CISCO SYS INC                  COM               17275R102       1,705    63,000 SH   CALL  SOLE                  63,000
CISCO SYS INC                  COM               17275R102      11,830   437,000 SH   CALL  SHARED-OTHER  1      437,000
CONCUR TECHNOLOGIES INC        COM               206708109       2,074    57,290 SH         SOLE                  57,290
CONCUR TECHNOLOGIES INC        COM               206708109       9,440   260,710 SH         SHARED-OTHER  1      260,710
CNINSURE INC                   SPONSORED ADR     18976M103         951    60,362 SH         SOLE                  60,362
CNINSURE INC                   SPONSORED ADR     18976M103       3,942   250,273 SH         SHARED-OTHER  1      250,273
DIAMONDS TR                    UNIT SER 1        252787106     132,537   999,900 SH         SOLE                 999,900
DIAMONDS TR                    UNIT SER 1        252787106     658,270 4,966,200 SH   PUT   SHARED-OTHER  1    4,966,200
DOLBY LABORATORIES INC         COM               25659T107       3,824    76,920 SH   PUT   SOLE                  76,920
DOLBY LABORATORIES INC         COM               25659T107      16,524   332,340 SH         SHARED-OTHER  1      332,340
DEMANDTEC INC                  COM NEW           24802R506         939    48,670 SH         SOLE                  48,670
DEMANDTEC INC                  COM NEW           24802R506       4,848   251,330 SH         SHARED-OTHER  1      251,330
DAVITA INC                     COM               23918K108         735    13,040 SH         SOLE                  13,040
DAVITA INC                     COM               23918K108       4,900    86,960 SH         SHARED-OTHER  1       86,960
FOCUS MEDIA HLDG LTD           SPONSORED ADR     34415V109      14,431   254,020 SH         SOLE                 254,020
FOCUS MEDIA HLDG LTD           SPONSORED ADR     34415V109      57,892 1,019,046 SH         SHARED-OTHER  1    1,019,046
GENPACT LIMITED                SHS               G3922B107       3,352   220,075 SH         SOLE                 220,075
GENPACT LIMITED                SHS               G3922B107      14,560   956,025 SH         SHARED-OTHER  1      956,025
GILEAD SCIENCES INC            COM               375558103       4,372    95,033 SH         SOLE                  95,033
GILEAD SCIENCES INC            COM               375558103      19,540   424,685 SH         SHARED-OTHER  1      424,685
GOOGLE INC                     CLA               375558103         899     1,300 SH         SOLE                   1,300
GOOGLE INC                     CLA               38259P508      22,404    32,400 SH   CALL  SOLE                  32,400
GOOGLE INC                     CLA               38259P508     111,743   161,600 SH   CALL  SHARED-OTHER  1      161,600
HALLIBURTON CO                 COM               406216101         622    16,400 SH         SOLE                  16,400
HALLIBURTON CO                 COM               406216101       4,117   108,600 SH         SHARED-OTHER  1      108,600
INFORMATICA CORP               COM               45666Q102       2,199   122,040 SH         SOLE                 122,040
INFORMATICA CORP               COM               45666Q102      10,002   555,040 SH         SHARED-OTHER  1      555,040
INTEL CORP                     COM               458140100       3,491   130,960 SH         SOLE                 130,960
INTEL CORP                     COM               458140100      23,169   869,040 SH         SHARED-OTHER  1      869,040
LONGTOP FINL TECHNOLOGIES LT   ADR               54318P108       3,950   166,792 SH         SOLE                 166,792
LONGTOP FINL TECHNOLOGIES LT   ADR               54318P108      14,139   597,094 SH         SHARED-OTHER  1      597,094
LAWSON SOFTWARE INC NEW        COM               52078P102       5,599   546,770 SH         SOLE                 546,770
LAWSON SOFTWARE INC NEW        COM               52078P102      25,395 2,479,970 SH         SHARED-OTHER  1    2,479,970
NVIDIA CORP                    COM               67066G104       2,921    85,870 SH         SOLE                  85,870
NVIDIA CORP                    COM               67066G104      16,632   488,895 SH         SHARED-OTHER  1      488,895
ON SEMICONDUCTOR CORP          COM               682189105       8,751   985,460 SH         SOLE                 985,460
ON SEMICONDUCTOR CORP          COM               682189105      43,141 4,858,250 SH         SHARED-OTHER  1    4,858,250
OSI PHARMACEUTICALS INC        COM               671040103       4,514    93,060 SH         SOLE                  93,060
OSI PHARMACEUTICALS INC        COM               671040103      22,636   466,620 SH         SHARED-OTHER  1      466,620
QUALCOMM INC                   COM               747525103       6,216   157,960 SH         SOLE                 157,960
QUALCOMM INC                   COM               747525103      22,982   584,040 SH         SHARED-OTHER         584,040
RUBICON TECHONOLOGY INC        COM               78112T107          61     2,570 SH         SOLE                   2,570
RUBICON TECHONOLOGY INC        COM               78112T107       1,483    62,430 SH         SHARED-OTHER  1       62,430
RESEARCH IN MOTION LTD         COM               760975102       5,348    47,160 SH         SOLE                  47,160
RESEARCH IN MOTION LTD         COM               760975102      25,327   223,340 SH         SHARED-OTHER  1      223,340
SINA CORP                      ORD               G81477104       6,872   155,080 SH         SOLE                 155,080
SINA CORP                      ORD               G81477104      25,058   565,525 SH         SHARED-OTHER  1      565,525
SATYAM COMPUTER SERVICES LTD   ADR               804098101       3,091   115,670 SH         SOLE                 115,670
SATYAM COMPUTER SERVICES LTD   ADR               804098101      13,777   515,600 SH         SHARED-OTHER  1      515,600
SHANDA INTERACTIVE ENTMT LTD   SPONSORED ADR     81941Q203       2,361    70,820 SH         SOLE                  70,820
SHANDA INTERACTIVE ENTMT LTD   SPONSORED ADR     81941Q203      12,786   383,503 SH         SHARED-OTHER  1      383,503
SOHU COM INC                   COM               83408W103      14,651   268,720 SH         SOLE                 268,720
SOHU COM INC                   COM               83408W103      57,806 1,060,271 SH         SHARED-OTHER  1    1,060,271
SUCCESSFACTORS INC             COM               864596101         191    16,170 SH         SOLE                  16,170
SUCCESSFACTORS INC             COM               864596101       1,901   160,830 SH         SHARED-OTHER  1      160,830
SYNAPTICS INC                  COM               87157D109       6,870   166,910 SH         SOLE                 166,910
SYNAPTICS INC                  COM               87157D109      30,998   753,114 SH         SHARED-OTHER  1      753,114
SBA COMMUNICATIONS CORP        COM               78388J106       6,967   205,870 SH         SOLE                 205,870
SBA COMMUNICATIONS CORP        COM               78388J106      27,281   806,170 SH         SHARED-OTHER  1      806,170
TALEO CORP                     CLA               87424N104       5,387   180,890 SH         SOLE                 180,890
TALEO CORP                     CLA               87424N104      24,472   821,765 SH         SHARED-OTHER  1      821,765
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR     874039100         652    65,490 SH         SOLE                  65,490
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR     874039100       4,328   434,510 SH         SHARED-OTHER  1      434,510
TESSERA TECHNOLOGIES INC       COM               88164L100       2,565    61,660 SH         SOLE                  61,660
TESSERA TECHNOLOGIES INC       COM               88164L100       8,789   211,281 SH         SHARED-OTHER  1      211,281
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT    90458E107         656     4,700 SH         SOLE                   4,700
XILINX INC                     COM               983919101       3,986   182,250 SH         SOLE                 182,250
XILINX INC                     COM               983919101      14,254   651,750 SH         SHARED-OTHER  1      651,750
YINGLI GREEN ENERGY HLDG CO    ADR               98584B103       4,464   115,340 SH         SOLE                 115,340
YINGLI GREEN ENERGY HLDG CO    ADR               98584B103      16,357   422,660 SH         SHARED-OTHER  1      422,660
YAHOO INC                      COM               984332106       5,070   217,960 SH         SOLE                 217,960
YAHOO INC                      COM               984332106      25,499 1,096,260 SH         SHARED-OTHER  1    1,096,260

                               TOTAL                         2,171,015

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